Employee benefit obligations - Schedule of amounts recognized in the consolidated income statement (Detail) - EUR (€) € in Millions	5 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jul. 17, 2025	Jul. 16, 2025
Disclosure Of Legacy Intelsat Staff Retirement Plan And Restoration Plans [Line Items]
Beginning balance				€ 14	€ 14
Interest expense	€ 6
Interest (income)	(6)
Total amount recognized in profit or loss	0
Remeasurements
Effects of changes in financial assumptions	8
Experience losses	4
Return on plan assets (excluding interest income)	(7)
Remeasurements of post-employment benefit obligation, net of tax	5	€ (7)	€ (1)
Staff Retirement Plan And Restoration Plans [Member]
Disclosure Of Legacy Intelsat Staff Retirement Plan And Restoration Plans [Line Items]
Beginning balance				265	265
Interest expense	6
Total amount recognized in profit or loss	6
Remeasurements
Effects of changes in financial assumptions	8
Experience losses	4
Return on plan assets (excluding interest income)	(7)
Remeasurements of post-employment benefit obligation, net of tax	5
Fair Value Of Plan Assets [Member]
Disclosure Of Legacy Intelsat Staff Retirement Plan And Restoration Plans [Line Items]
Beginning balance				€ (251)	€ (251)
Interest (income)	(6)
Total amount recognized in profit or loss	(6)
Remeasurements
Effects of changes in financial assumptions	0
Experience losses	0
Return on plan assets (excluding interest income)	0
Remeasurements of post-employment benefit obligation, net of tax	€ 0